CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 306,853	$ 7,550	$ (832)	$ 121,435	$ 435,006
(Loss) profit attributable to owners of the Company				(263,835)	(263,835)
Other comprehensive gain (loss) for the year			(478)		(478)
Total comprehensive loss attributable to owners of the Company			(478)	(263,835)	(264,313)
Shares issued in connection with private placement/ business combinations	1,576				1,576
Share based compensation value of services		4,100			4,100
Balance at Dec. 31, 2015	308,429	11,650	(1,310)	(142,400)	176,369
(Loss) profit attributable to owners of the Company				(45,694)	(45,694)
Other comprehensive gain (loss) for the year			(532)		(532)
Total comprehensive loss attributable to owners of the Company			(532)	(45,694)	(46,226)
Shares issued in connection with private placement/ business combinations	67,499				67,499
Cost of capital, net of tax	(2,343)				(2,343)
Share based compensation value of services		2,524			2,524
Balance at Dec. 31, 2016	373,585	14,174	(1,842)	(188,094)	197,823
(Loss) profit attributable to owners of the Company				(22,435)	(22,435)
Other comprehensive gain (loss) for the year			708		708
Total comprehensive loss attributable to owners of the Company			708	(22,435)	(21,727)
Derecognition of deferred tax asset	(821)				(821)
Share based compensation value of services		2,076			2,076
Balance at Dec. 31, 2017	$ 372,764	$ 16,250	$ (1,134)	$ (210,529)	$ 177,351